OPERATING SEGMENTS (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of geographical areas [line items]
Total operating loss	$ (2,090)	$ (350)	$ (3,766)	$ (192)
Operating segments [Member]
Disclosure of geographical areas [line items]
Revenue			16,268	25,196
Segment profit (loss)			(2,311)
Total operating loss				1,350
Depreciation and amortization			1,049	934
Unallocated corporate expenses [Member]
Disclosure of geographical areas [line items]
Unallocated corporate expenses			(1,455)	(1,542)
Israel [Member] | Operating segments [Member]
Disclosure of geographical areas [line items]
Revenue			7,313	10,689
Segment profit (loss)			(2,040)
Total operating loss				738
Depreciation and amortization			935	862
Germany [Member] | Operating segments [Member]
Disclosure of geographical areas [line items]
Revenue			8,955	14,507
Segment profit (loss)			(271)
Total operating loss				612
Depreciation and amortization			114	72
Adjustments [Member] | Operating segments [Member]
Disclosure of geographical areas [line items]
Revenue			0	0
Segment profit (loss)			0
Total operating loss				0
Depreciation and amortization			0	0
Adjustments [Member] | Unallocated corporate expenses [Member]
Disclosure of geographical areas [line items]
Unallocated corporate expenses			$ (1,455)	$ (1,542)